Contributed Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Details Shares Issued
(1)	Details of shares issued as of December 31, 2022 and 2023 are as follows:

	2022
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total

	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

	2023
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total

	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

Summary of Details in Number of Outstanding Capital Stock
(2)	Details in number of outstanding capital stock for the years ended December 31, 2022 and 2023 are as follows.

	2022	2023

	Number of shares
Beginning balance	641,964,077	641,964,077

Ending balance	641,964,077	641,964,077

Summary of Share Premium
(3)	Details of share premium as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Share premium	￦	843,758	843,758